Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Equipment
Equipment

Equipment consists of office equipment, software, furniture and fittings.

(In US$ millions)	December 31, 2017	December 31, 2016
Cost	84	77
Accumulated depreciation (1)	(55)	(36)
Net book value	29	41

(1)	Depreciation and amortization expense was $19 million, $9 million and $18 million for the years ended December 31, 2017 and 2016 and 2015, respectively.